BORROWINGS (Schedule of Carrying Value of Exchangeable Notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Borrowings [abstract]
Exchangeable senior notes	$ 92,955	$ 92,232	$ 91,514
Total value of embedded derivatives - liability	2,230	4,260
Total non-current liabilities	$ 95,185	$ 96,492